Intangible Assets (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Intangible Assets (Details) [Line Items]
Forecasted period	5 years
Terminal growth rate, description	The key assumptions used as part of the goodwill impairment test are terminal growth rate of 4%, after-tax discount rate of 22.5% and pre-tax discount rate of 26.9%.
Description of intellectual property purchase	A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $13 thousand and $17 thousand, respectively, and could trigger a potential impairment.
Carrying value of goodwill
NNNW CGU [Member]
Intangible Assets (Details) [Line Items]
Impairment loss	$ 569
CyberKick CGUs [Member]
Intangible Assets (Details) [Line Items]
Carrying value of goodwill